Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
(10) Accrued Expenses and Other Current Liabilities
The following table presents Accrued expenses and other current liabilities (in thousands):

	As of December 31,
	2023	2022
Payables to liquidity providers	$5,143	$1,665
Cryptocurrency safeguarding liability	3,040	—
Earnout liability	—	1,841
Accrued expenses	13,362	7,803

Accrued expenses and other current liabilities	$21,545	$11,309